Shareholders’ Deficit (Details Narrative) - $ / shares	Dec. 31, 2023	Sep. 30, 2023	Jun. 14, 2023	Apr. 14, 2023	Apr. 02, 2023	Mar. 31, 2023	Dec. 31, 2022	Apr. 02, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000	5,000,000				5,000,000	5,000,000		5,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued	0	0				0	0		0
Preferred Stock, Shares Outstanding	0	0				0	0		0
Common Stock, Par or Stated Value Per Share	$ 0					$ 0
Common Stock, Shares, Issued	0				10,000	10,000		10,000
Common Stock, Shares, Outstanding	0		10			10,000
Percentage of common stock outstanding		20.00%							20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	500,000,000	500,000,000					500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001					$ 0.0001		$ 0.0001
Common Stock, Shares, Issued	15,619,004	0					0		0
Common Stock, Shares, Outstanding	15,619,004	0					0		0
Temporary equity, Shares outstanding	4,000,000	4,718,054		4,718,054			23,000,000		23,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized		50,000,000					50,000,000		50,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001					$ 0.0001		$ 0.0001
Common Stock, Shares, Issued		5,750,000					5,750,000		5,750,000
Common Stock, Shares, Outstanding		5,750,000					5,750,000		5,750,000